UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21729

Name of Fund: BlackRock Global Opportunities Equity Trust (BOE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Global Opportunities Equity Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

SCHEDULE OF INVESTMENTS as of January 31, 2008	BlackRock Global Opportunities Equity Trust (BOE)
(unaudited)	(Percentages shown are based on Net Assets)

Shares		Description	Value

		LONG-TERM INVESTMENTS—92.0%
		Common Stocks—91.4%
		Australia—2.1%
382,000		Lion Nathan Ltd.	$3,257,988
77,100		QBE Insurance Group Ltd.	1,956,754
68,800		Sims Group Ltd.	1,773,197

		Total Australia	6,987,939

		Belgium—0.8%
56,100		Belgacom S.A.	2,743,453

		Brazil—1.9%
27,000		Aracruz Celulose S.A. (ADR)	1,938,870
105,500	[1]	Cia Energetica de Minas Gerais (ADR)	1,680,615
25,200		Petroleo Brasileiro S.A. (ADR)	2,800,728

		Total Brazil	6,420,213

		Canada—2.6%
97,400	[1]	Barrick Gold Corp.	5,015,126
8,000		Potash Corp. of Saskatchewan	1,127,040
64,400		TELUS Corp.	2,799,080

		Total Canada	8,941,246

		China—0.9%
21,200		PetroChina Co. Ltd. (ADR)	3,015,276

		Finland—1.6%
86,900		Fortum Oyj	3,522,912
30,300		Wartsila Oyj, B Shares	1,949,011

		Total Finland	5,471,923

		France—2.5%
16,100		Alstom	3,251,201
66,300		AXA S.A.	2,277,233
38,800		Total S.A.	2,823,806

		Total France	8,352,240

		Germany—5.1%
18,000		E.ON AG	3,314,827
36,200		Fresenius Medical Care AG & Co. KGaA	1,862,494
17,100		Hannover Rueckversicherung AG	764,587
14,000		K+S AG	3,541,515
21,900		Linde AG	2,857,612
18,200		RWE AG	2,234,163
20,900		Siemens AG	2,694,035

		Total Germany	17,269,233

		Greece—0.6%
67,100		Piraeus Bank S.A.	2,156,203

		Hong Kong—4.0%
428,000		ASM Pacific Technology	2,483,881
198,300		China Mobile Ltd.	2,923,576
336,500		China Resources Power Holdings Co.	806,022
134,000		Esprit Holdings Ltd.	1,745,144
855,200		Hang Lung Properties Ltd.	3,385,713
729,000		New World Development Co. Ltd.	2,232,226

		Total Hong Kong	13,576,562

		Indonesia—0.5%
536,600		PT Astra Intl. Tbk	1,581,393

		Israel—1.0%
166,800	[1]	Partner Communications (ADR)	3,461,100

		Italy—2.6%
580,300		AEM S.p.A.	2,332,953
276,900		Enel S.p.A.	3,075,547
109,200		Eni S.p.A.	3,530,711

		Total Italy	8,939,211

		Japan—6.3%
328,300		Bank of Yokohama Ltd. (The)	2,151,309
36,000		Daito Trust Construction Co. Ltd.	1,955,705
22,500		Fanuc Ltd.	1,996,919
206,300		ITOCHU Corp.	1,907,037
140		Japan Real Estate Investment Corp. (REIT)	1,637,992
109,000		Konica Minolta Holdings, Inc.	1,756,544
11,100		Nintendo Co. Ltd.	5,613,083
218,000		Shizuoka Bank Ltd. (The)	2,410,727

Shares		Description	Value

		Japan— (cont’d)
134,000		Sumitomo Corp.	$1,872,546

		Total Japan	21,301,862

		Luxembourg—1.5%
39,000	[1]	ArcelorMittal	2,589,210
45,776		Oriflame Cosmetics S.A.	2,512,721

		Total Luxembourg	5,101,931

		Mexico—0.5%
406,000		Kimberly-Clark de Mexico SAB de CV	1,644,097

		Netherlands—1.9%
26,200		Akzo Nobel N.V.	1,938,246
14,700		InBev N.V.	1,198,720
13,900		Nutreco Holding N.V.	896,169
76,700		Unilever N.V.	2,501,190

		Total Netherlands	6,534,325

		Norway—2.9%
33,700		Fred Olsen Energy ASA	1,677,673
158,000		Orkla ASA	2,091,728
128,100		Yara Intl. ASA	6,229,052

		Total Norway	9,998,453

		Philippines—1.0%
44,000		Philippine Long Distance Telephone Co. (ADR)	3,311,000

		Russia—0.7%
47,300		Gazprom OAO (ADR)	2,303,392

		Singapore—1.9%
183,000		Singapore Airlines Ltd.	2,015,727
827,520		Singapore Telecommunications Ltd.	2,155,396
184,796		United Overseas Bank Ltd.	2,297,950

		Total Singapore	6,469,073

		Spain—1.2%
63,600		Gestevision Telecinco S.A.	1,372,427
79,600		Repsol YPF S.A.	2,545,772

		Total Spain	3,918,199

		Sweden—0.1%
15,700		Skanska AB, B Shares	270,150

		Switzerland—2.7%
65,700		ABB Ltd. (ADR)	1,642,500
16,700		Alcon, Inc.	2,371,400
6,700		Nestle S.A.	2,999,558
7,800		Syngenta AG	2,056,996

		Total Switzerland	9,070,454

		Taiwan—0.7%
251,953		Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	2,338,124

		United Kingdom—8.7%
183,100		Arriva Plc	2,698,231
588,200		Cobham Plc	2,181,429
165,066		De La Rue Plc	2,990,117
200,000		Diageo Plc	4,037,225
127,700		ICAP Plc	1,728,886
45,800		Imperial Tobacco Group Plc	2,240,307
745,200		Legal & General Group Plc	1,972,822
100,000		National Express Group Plc	2,356,752
99,728		Scottish & Southern Energy Plc	3,038,827
104,266		Smiths Group Plc	2,080,861
116,000	[1]	Vodafone Group Plc (ADR)	4,036,800

		Total United Kingdom	29,362,257

		United States—35.1%
41,700		Abbott Laboratories	2,347,710
193,000	[1]	Alaska Communications Systems Group, Inc.	2,709,720
36,500	[1]	Altria Group, Inc.	2,767,430
48,700	[1]	American Electric Power Co., Inc.	2,085,821
40,300		Aon Corp.	1,753,856
17,700	[1,2]	Apple, Inc.	2,395,872
54,900	[1]	Archer Daniels Midland Co.	2,418,345
46,900	[1]	AT&T, Inc.	1,805,181
39,900		Baxter Intl., Inc.	2,423,526
38,200		Becton Dickinson & Co.	3,305,446

1

SCHEDULE OF INVESTMENTS as of January 31, 2008	BlackRock Global Opportunities Equity Trust (BOE) (continued)
(unaudited)	(Percentages shown are based on Net Assets)

Shares		Description	Value

		United States— (cont’d)
96,000	[1]	Bristol-Myers Squibb Co.	$2,226,240
64,900	[1,2]	Broadcom Corp.	1,432,992
18,200		C.R. Bard, Inc.	1,757,574
58,300	[1]	Chevron Corp.	4,926,350
67,600	[1,2]	Cisco Systems, Inc.	1,656,200
2,600		CME Group, Inc.	1,609,140
39,300		Colgate-Palmolive Co.	3,026,100
34,100	[1]	ConocoPhillips	2,738,912
75,500	[1]	CVS Caremark Corp.	2,949,785
21,400		Diamond Offshore Drilling, Inc.	2,416,702
66,698		Dominion Resources, Inc.	2,868,014
59,600	[1]	Exxon Mobil Corp.	5,149,440
35,400		FPL Group, Inc.	2,282,592
3,900	[1,2]	Google, Inc.	2,200,770
51,900	[1]	H.J. Heinz Co.	2,208,864
18,200	[1]	Intl. Business Machines Corp.	1,953,588
20,200	[1]	Johnson & Johnson	1,277,852
51,100	[1]	Kellogg Co.	2,447,690
45,300		Loews Corp. – Carolina Group	3,720,489
34,000	[1]	McDonald’s Corp.	1,820,700
79,800	[1]	Merck & Co., Inc.	3,693,144
36,200	[2,3]	MGM Mirage	2,650,564
138,950	[1]	Microsoft Corp.	4,529,770
39,000		Molson Coors Brewing Co.	1,742,130
70,000		Motorola, Inc.	807,100
41,500		Nike, Inc.	2,563,040
46,700	[1]	Occidental Petroleum Corp.	3,169,529
72,800		Pepco Holdings, Inc.	1,853,488
42,000		PepsiCo, Inc.	2,863,980
71,400		Pfizer, Inc.	1,670,046
39,800		Procter & Gamble Co.	2,624,810
50,100	[2]	Psychiatric Solutions, Inc.	1,511,517
21,300		Public Service Enterprise Group, Inc.	2,044,800
42,500	[2]	St. Jude Medical, Inc.	1,721,675
39,700		Starwood Hotels & Resorts Worldwide, Inc.	1,796,425
41,870		Stryker Corp.	2,804,034
37,700	[2]	Varian Medical Systems, Inc.	1,960,023
22,457	[2]	Waters Corp.	1,290,155
79,500		Yum! Brands, Inc.	2,715,720

		Total United States	118,694,851

		Total Common Stocks	309,234,160

		Preferred Stock—0.6%
		Germany—0.6%
44,100		Henkel KgaA, 1.62%	2,002,966

		Total Long-Term Investments (cost $293,196,148)	311,237,126

		SHORT-TERM INVESTMENTS—10.2%
		Money Market Funds—5.6%
16,792,187	[4]	Fidelity Institutional Money Market Prime Portfolio, 3.96%	16,792,187
2,175,000	[4,5,6]	BlackRock Liquidity Series, LLC, Money Market Series, 4.16%	2,175,000

		Total Money Market Funds (cost $18,967,187)	18,967,187

Principal Amount (000)

		U.S. Government and Agency Discount Notes—4.6%
$15,700	[7]	Federal Home Loan Bank Disc. Notes, 2.00%, 2/01/08	15,700,000

		Total Short-Term Investments (cost $34,667,187)	34,667,187

Contracts

		OUTSTANDING CALL OPTIONS PURCHASED—0.0%
340		CVS Caremark Corp., strike price $42.50, expires 02/18/08	1,700

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS PURCHASED— (cont’d)
210	Motorola, Inc., strike price $16, expires 04/21/08	$1,050

	Total Outstanding Call Options Purchased (cost $3,785)	2,750

	Total investments before outstanding options written (cost $327,867,1208)	345,907,063

	OUTSTANDING OPTIONS WRITTEN—(1.2)%
	OUTSTANDING CALL OPTIONS WRITTEN—(1.1)%
(330)	ABB Ltd. (ADR), strike price $30, expires 02/18/08	(3,300)
(55)	Abbott Laboratories, strike price $60, expires 02/18/08	(825)
(2,500)	Abbott Laboratories, strike price $60.05, expires 03/20/08	(2,094)
(15,000)	Abbott Laboratories, strike price $60.15, expires 02/22/08	(4,678)
(435,000)	AEM S.p.A., strike price 31.50 EUR, expires 04/01/08	(12,094)
(3,200)	Akzo Nobel N.V., strike price 56 EUR, expires 03/04/08	(3,492)
(10,000)	Akzo Nobel N.V., strike price 56.50 EUR, expires 04/01/08	(19,421)
(540)	Alaska Communications Systems Group, Inc., strike price $15, expires 02/18/08	(6,750)
(540)	Alaska Communications Systems Group, Inc., strike price $15, expires 03/24/08	(18,225)
(160)	Alaska Communications Systems Group, Inc., strike price $15, expires 04/21/08	(8,000)
(15)	Alcon, Inc., strike price $155, expires 03/24/08	(2,700)
(75)	Alcon, Inc., strike price $160, expires 05/19/08	(21,000)
(1,700)	Alstom, strike price 127.69 EUR, expires 04/01/08	(40,079)
(7,000)	Alstom, strike price 155.01 EUR, expires 02/20/08	(12,920)
(12,000)	Altria Group, Inc., strike price $74, expires 03/20/08	(47,144)
(80)	Altria Group, Inc., strike price $80, expires 02/18/08	(1,160)
(120)	American Electric Power Co., Inc., strike price $50, expires 05/19/08	(3,600)
(100)	Aon Corp., strike price $45, expires 03/24/08	(13,250)
(100)	Aon Corp., strike price $47.50, expires 04/21/08	(8,250)
(50)	Apple, Inc., strike price $185, expires 02/18/08	(200)
(150)	Aracruz Celulose S.A. (ADR), strike price $75, expires 04/21/08	(60,000)
(105)	ArcelorMittal, strike price $70, expires 03/24/08	(27,825)
(110)	ArcelorMittal, strike price $80, expires 03/24/08	(5,500)
(180)	Archer Daniels Midland Co., strike price $45, expires 03/28/08	(42,356)
(120)	Archer Daniels Midland Co., strike price $50, expires 03/24/08	(7,800)
(147,000)	Arriva Plc, strike price 8.42 GBP, expires 02/05/08	(745)
(235,000)	ASM Pacific Technology, strike price 59.72 HKD, expires 02/12/08	(60)
(150)	AT&T, Inc., strike price $40, expires 04/21/08	(17,625)
(105)	AT&T, Inc., strike price $42, expires 02/20/08	(1,303)
(10,000)	AXA S.A., strike price 28.40 EUR, expires 02/20/08	(617)

2

SCHEDULE OF INVESTMENTS as of January 31, 2008	BlackRock Global Opportunities Equity Trust (BOE) (continued)
(unaudited)	(Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN— (cont’d)
(8,500)	AXA S.A., strike price 29.63 EUR, expires 02/05/08	$—
(180,000)	Bank of Yokohama Ltd. (The), strike price 845.62 JPY, expires 02/12/08	(228)
(250)	Barrick Gold Corp., strike price $47.50, expires 04/21/08	(171,250)
(120)	Baxter Intl., Inc., strike price $65, expires 03/24/08	(7,200)
(90)	Becton Dickinson & Co., strike price $85, expires 03/24/08	(36,900)
(120)	Becton Dickinson & Co., strike price $87.75, expires 03/26/08	(32,780)
(18,500)	Belgacom S.A., strike price 35.01 EUR, expires 04/01/08	(8,875)
(12,400)	Belgacom S.A., strike price 35.89 EUR, expires 02/05/08	(9)
(150)	Broadcom Corp., strike price $32.50, expires 02/18/08	(1,125)
(100)	C.R. Bard, Inc., strike price $95, expires 03/24/08	(52,000)
(290)	Chevron Corp., strike price $85, expires 03/24/08	(73,950)
(135)	Chevron Corp., strike price $90, expires 03/24/08	(13,163)
(99,000)	China Mobile Ltd., strike price 130.84 HKD, expires 02/12/08	(6,994)
(185,000)	China Resources Power Holdings Co., strike price 26.46 HKD, expires 02/12/08	(7)
(38,100)	Cia Energetica de Minas Gerais (ADR), strike price $21.25, expires 02/27/08	(469)
(200)	Cia Energetica de Minas Gerais (ADR), strike price $22.50, expires 03/24/08	(7,000)
(185)	Cisco Systems, Inc., strike price $27.50, expires 03/24/08	(6,567)
(18,000)	Cisco Systems, Inc., strike price $31.50, expires 02/22/08	(56)
(10)	CME Group, Inc., strike price $680, expires 03/24/08	(8,700)
(235,000)	Cobham Plc, strike price 2.10 GBP, expires 02/05/08	(5)
(117,000)	Cobham Plc, strike price 2.10 GBP, expires 04/01/08	(5,095)
(100)	Colgate-Palmolive Co., strike price $75, expires 03/24/08	(32,000)
(115)	Colgate-Palmolive Co., strike price $80, expires 05/19/08	(21,563)
(75)	ConocoPhillips, strike price $80, expires 03/24/08	(26,250)
(65)	ConocoPhillips, strike price $85, expires 02/18/08	(2,600)
(115)	ConocoPhillips, strike price $85, expires 03/24/08	(17,250)
(65)	CVS Caremark Corp., strike price $40, expires 02/18/08	(2,275)
(340)	CVS Caremark Corp., strike price $40, expires 03/24/08	(36,550)
(340)	CVS Caremark Corp., strike price $45, expires 02/18/08	(4,250)
(9,000)	Daito Trust Construction Co. Ltd., strike price 5 JPY, expires 02/12/08	(25,841)
(11,000)	Daito Trust Construction Co. Ltd., strike price 5 JPY, expires 02/26/08	(27,876)
(21,000)	De La Rue Plc, strike price 8.53 GBP, expires 02/06/08	(24,779)
(111,000)	De La Rue Plc, strike price 9.65 GBP, expires 04/01/08	(72,992)
(110,000)	Diageo Plc, strike price 11.10 GBP, expires 04/01/08	(39,328)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN— (cont’d)
(24)	Diamond Offshore Drilling, Inc., strike price $150, expires 02/18/08	$(360)
(50)	Diamond Offshore Drilling, Inc., strike price $155, expires 03/24/08	(875)
(14,000)	Dominion Resources, Inc., strike price $49.46, expires 02/22/08	(3,518)
(20)	E.ON AG, strike price 150 EUR, expires 02/15/08	(466)
(7,900)	E.ON AG, strike price 156.39 EUR, expires 04/01/08	(5,721)
(72,300)	Enel S.p.A., strike price 8.18 EUR, expires 02/05/08	(8)
(40,000)	Enel S.p.A., strike price 8.20 EUR, expires 03/19/08	(2,877)
(40,000)	Enel S.p.A., strike price 8.30 EUR, expires 04/01/08	(3,218)
(16,900)	Eni S.p.A., strike price 25.64 EUR, expires 02/05/08	(26)
(65,000)	Eni S.p.A., strike price 25.71 EUR, expires 04/01/08	(13,038)
(24,200)	Esprit Holdings Ltd., strike price 103.60 HKD, expires 05/07/08	(37,104)
(22,700)	Esprit Holdings Ltd., strike price 115.04 HKD, expires 02/12/08	(2,865)
(300)	Exxon Mobil Corp., strike price $90, expires 03/24/08	(47,250)
(150)	Exxon Mobil Corp., strike price $90, expires 04/21/08	(36,375)
(8,000)	Fanuc Ltd., strike price 11 JPY, expires 02/26/08	(4,735)
(47,800)	Fortum Oyj, strike price 30.59 EUR, expires 02/20/08	(25,694)
(95)	FPL Group, Inc., strike price $70, expires 02/18/08	(1,425)
(100)	FPL Group, Inc., strike price $70, expires 03/24/08	(8,000)
(6,700)	Fred Olsen Energy ASA, strike price 292.52 NOK, expires 02/20/08	(2,651)
(10,000)	Fred Olsen Energy ASA, strike price 305.42 NOK, expires 03/04/08	(3,661)
(20,400)	Fresenius Medical Care AG & Co. KGaA, strike price 39.83 EUR, expires 04/01/08	(9,096)
(16,500)	Gazprom OAO (ADR), strike price $61, expires 03/04/08	(607)
(9,500)	Gazprom OAO (ADR), strike price $62.19, expires 04/01/08	(1,518)
(35,000)	Gestevision Telecinco S.A., strike price 19 EUR, expires 02/20/08	(1)
(15)	Google, Inc., strike price $650, expires 03/24/08	(12,750)
(15)	Google, Inc., strike price $720, expires 02/18/08	(637)
(185)	H.J. Heinz Co., strike price $45, expires 04/08/08	(17,179)
(70)	H.J. Heinz Co., strike price $47.50, expires 02/28/08	(689)
(300,000)	Hang Lung Properties Ltd., strike price 30.89 HKD, expires 05/07/08	(131,574)
(10,000)	Hannover Rueckversicherung AG, strike price 33.61 EUR, expires 02/05/08	(220)
(24,300)	Henkel KGaA, 1.62%, strike price 37.06 EUR, expires 04/01/08	(11,753)
(51,000)	ICAP Plc, strike price 6.83 GBP, expires 04/01/08	(60,695)
(15,100)	Imperial Tobacco Group Plc, strike price 24.13 GBP, expires 03/04/08	(37,018)
(10,000)	Imperial Tobacco Group Plc, strike price 24.60 GBP, expires 04/01/08	(26,891)
(60)	Intl. Business Machines Corp., strike price $114, expires 02/22/08	(5,659)

3

SCHEDULE OF INVESTMENTS as of January 31, 2008 (unaudited)	BlackRock Global Opportunities Equity Trust (BOE) (continued) (Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN— (cont’d)
(110,000)	ITOCHU Corp., strike price 1 JPY, expires 02/26/08	$(1,364)
(70)	Japan Real Estate Investment Corp. (REIT), strike price 1 JPY, expires 02/26/08	(4,178)
(11,000)	Johnson & Johnson, strike price $66.50, expires 03/26/08	(5,562)
(4,500)	K+S AG, strike price 134.43 EUR, expires 02/20/08	(246,082)
(32)	K+S AG, strike price 170 EUR, expires 02/15/08	(37,235)
(100,000)	Kimberly-Clark de Mexico SAB de CV, strike price 45.25 MXN, expires 04/08/08	(20,323)
(123,000)	Kimberly-Clark de Mexico SAB de CV, strike price 46 MXN, expires 03/05/08	(12,027)
(27,300)	Konica Minolta Holdings, Inc., strike price 1 JPY, expires 05/07/08	(31,908)
(300,000)	Legal & General Group Plc, strike price 1.32 GBP, expires 04/01/08	(52,269)
(3,400)	Linde AG, strike price 83.68 EUR, expires 02/06/08	(16,462)
(8,700)	Linde AG, strike price 96.06 EUR, expires 04/01/08	(30,743)
(115,000)	Lion Nathan Ltd., strike price 9.10 AUD, expires 02/12/08	(48,789)
(115,000)	Lion Nathan Ltd., strike price 9.35 AUD, expires 02/26/08	(39,126)
(120)	Loews Corp. - Carolina Group, strike price $85, expires 03/26/08	(31,925)
(50)	Loews Corp. - Carolina Group, strike price $90, expires 02/18/08	(1,000)
(80)	Loews Corp. - Carolina Group, strike price $90, expires 03/24/08	(6,200)
(340)	McDonald’s Corp., strike price $57.50, expires 03/24/08	(21,250)
(190)	Merck & Co., Inc., strike price $55, expires 04/21/08	(8,550)
(25,000)	Merck & Co., Inc., strike price $60.10, expires 02/15/08	—
(100)	MGM Mirage, strike price $80, expires 02/18/08	(1,500)
(100)	MGM Mirage, strike price $90, expires 03/24/08	(3,000)
(470)	Microsoft Corp., strike price $36, expires 03/31/08	(19,806)
(280)	Microsoft Corp., strike price $37.50, expires 02/18/08	(560)
(100)	Molson Coors Brewing Co., strike price $50, expires 03/24/08	(5,750)
(140)	Motorola, Inc., strike price $17.25, expires 02/22/08	(6)
(210)	Motorola, Inc., strike price $18, expires 04/21/08	(525)
(55,000)	National Express Group Plc, strike price 12.66 GBP, expires 02/05/08	(3,183)
(3,700)	Nestle S.A., strike price 536 CHF, expires 04/01/08	(13,922)
(255,000)	New World Development Co. Ltd., strike price 26.06 HKD, expires 05/07/08	(65,605)
(130)	Nike, Inc., strike price $60, expires 04/21/08	(54,600)
(100)	Nike, Inc., strike price $70, expires 04/21/08	(5,750)
(2,200)	Nintendo Co. Ltd., strike price 63 JPY, expires 02/12/08	(2,993)
(7,600)	Nutreco Holding N.V., strike price 46 EUR, expires 03/04/08	(12,537)
(100)	Occidental Petroleum Corp., strike price $75, expires 02/18/08	(2,250)
(155)	Occidental Petroleum Corp., strike price $75.38, expires 03/26/08	(30,377)
(95)	Occidental Petroleum Corp., strike price $80, expires 02/18/08	(950)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN— (cont’d)
(25,200)	Oriflame Cosmetics S.A., strike price 406.98 SEK, expires 04/01/08	$(24,753)
(158,000)	Orkla ASA, strike price 89.79 NOK, expires 04/01/08	(17,313)
(250)	Partner Communications (ADR), strike price $20, expires 02/18/08	(28,750)
(67,000)	Partner Communications (ADR), strike price $21.57, expires 03/06/08	(44,950)
(75)	Pentair, Inc., strike price $112, expires 03/28/08	(23,387)
(200)	Pepco Holdings, Inc., strike price $30, expires 02/16/08	(2,000)
(60)	PepsiCo, Inc., strike price $72.50, expires 03/24/08	(3,900)
(170)	PepsiCo, Inc., strike price $75, expires 04/21/08	(9,350)
(85)	PetroChina Co. Ltd. (ADR), strike price $195, expires 03/24/08	(10,625)
(60)	PetroChina Co. Ltd. (ADR), strike price $210, expires 03/24/08	(3,000)
(100)	Petroleo Brasileiro S.A. (ADR), strike price $115, expires 04/21/08	(86,000)
(40)	Petroleo Brasileiro S.A. (ADR), strike price $120, expires 02/18/08	(6,200)
(70)	Petroleo Brasileiro S.A. (ADR), strike price $125, expires 03/24/08	(23,450)
(180)	Pfizer, Inc., strike price $23, expires 03/28/08	(18,117)
(14,500)	Philippine Long Distance Telephone Co. (ADR), strike price $72, expires 03/31/08	(73,487)
(7,300)	Philippine Long Distance Telephone Co. (ADR), strike price $75.40, expires 02/15/08	(11,722)
(28,000)	Piraeus Bank S.A., strike price 24.97 EUR, expires 04/01/08	(17,356)
(9,000)	Piraeus Bank S.A., strike price 28.09 EUR, expires 02/05/08	—
(25)	Potash Corp. of Saskatchewan, strike price $140, expires 03/24/08	(30,750)
(90)	Procter & Gamble Co., strike price $75, expires 02/22/08	(50)
(13,000)	Procter & Gamble Co., strike price $75.50, expires 03/05/08	(296)
(140)	Psychiatric Solutions, Inc., strike price $40, expires 03/24/08	(1,750)
(295,000)	PT Astra Intl. Tbk, strike price $29, expires 04/02/08	(63,868)
(12)	Public Service Enterprise Group, Inc., strike price $100, expires 02/18/08	(1,140)
(105)	Public Service Enterprise Group, Inc., strike price $100, expires 03/24/08	(28,088)
(11,700)	QBE Insurance Group Ltd., strike price 31.09 AUD, expires 05/07/08	(6,194)
(7,600)	QBE Insurance Group Ltd., strike price 31.66 AUD, expires 02/12/08	(114)
(23,000)	Repsol YPF S.A., strike price 25.71 EUR, expires 04/01/08	(11,889)
(36,000)	Repsol YPF S.A., strike price 27.45 EUR, expires 02/05/08	(1)
(5,700)	RWE AG, strike price 100.50 EUR, expires 04/01/08	(3,223)
(4,300)	RWE AG, strike price 95.17 EUR, expires 02/05/08	(44)
(19,000)	Scottish & Southern Energy Plc, strike price 16.61 GBP, expires 02/20/08	(3,092)
(40,000)	Scottish & Southern Energy Plc, strike price 16.74 GBP, expires 03/04/08	(8,358)
(119,900)	Shizuoka Bank Ltd. (The), strike price 1 JPY, expires 02/12/08	(1,412)

4

SCHEDULE OF INVESTMENTS as of January 31, 2008 (unaudited)	BlackRock Global Opportunities Equity Trust (BOE) (continued) (Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN— (cont’d)
(11,000)	Siemens AG, strike price 102.18 EUR, expires 02/05/08	$(1,721)
(37,900)	Sims Group Ltd., strike price 31.83 AUD, expires 05/07/08	(35,345)
(92,000)	Singapore Airlines Ltd., strike price 18.50 SGD, expires 02/26/08	(145)
(372,000)	Singapore Telecommunications Ltd., strike price 3.99 SGD, expires 02/12/08	(4,466)
(57,000)	Smiths Group Plc, strike price 10.27 GBP, expires 04/01/08	(34,953)
(17,000)	St. Jude Medical, Inc., strike price $44, expires 02/15/08	(3,408)
(60)	St. Jude Medical, Inc., strike price $45, expires 04/21/08	(5,850)
(100)	Starwood Hotels & Resorts Worldwide, Inc., strike price $50, expires 03/24/08	(9,000)
(120)	Stryker Corp., strike price $79, expires 02/22/08	(1,596)
(110)	Stryker Corp., strike price $80, expires 03/24/08	(1,100)
(74,000)	Sumitomo Corp., strike price 1 JPY, expires 02/26/08	(11,506)
(2,000)	Syngenta AG, strike price 279.14 CHF, expires 02/05/08	(24,722)
(280)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $10, expires 03/24/08	(5,600)
(140)	TELUS Corp., strike price 50 CAD, expires 02/18/08	(2,092)
(21,500)	TELUS Corp., strike price 52.10 CAD, expires 02/29/08	(244)
(10,000)	Total S.A., strike price 60.66 EUR, expires 04/01/08	(2,401)
(18,400)	Unilever N.V., strike price 24.68 EUR, expires 02/05/08	—
(20,000)	Unilever N.V., strike price 25.13 EUR, expires 04/01/08	(5,676)
(46,200)	United Overseas Bank Ltd., strike price 18.85 SGD, expires 05/07/08	(20,140)
(150)	Varian Medical Systems, Inc., strike price $55, expires 02/18/08	(3,750)
(50)	Varian Medical Systems, Inc., strike price $55, expires 05/19/08	(11,375)
(175)	Vodafone Group Plc (ADR), strike price $40, expires 04/21/08	(9,188)
(460)	Vodafone Group Plc (ADR), strike price $40.50, expires 02/22/08	(1,352)
(15,200)	Wartsila Oyj, B Shares, strike price 53.12 EUR, expires 02/20/08	(2,681)
(110)	Waters Corp., strike price $80, expires 02/18/08	(7,700)
(20,700)	Yara Intl. ASA, strike price 200.03 NOK, expires 02/06/08	(241,452)
(35,900)	Yara Intl. ASA, strike price 234.52 NOK, expires 03/04/08	(242,366)
(210)	Yum! Brands, Inc., strike price $37, expires 03/28/08	(23,434)
(21,000)	Yum! Brands, Inc., strike price $39.66, expires 02/15/08	(416)

	Total Outstanding Call Options Written (premium received $6,460,209)	(3,791,709)

	OUTSTANDING PUT OPTIONS WRITTEN—(0.1)%
(14)	CME Group, Inc., strike price $600, expires 02/18/08	(18,060)
(157)	Dow Jones Euro Stoxx, strike price 3,500 EUR, expires 02/15/08	(43,298)
(340)	Newmont Mining Corp., strike price $50, expires 02/18/08	(21,250)
(90)	Potash Corp. of Saskatchewan, strike price $120, expires 02/18/08	(12,600)

Contracts	Description	Value

	OUTSTANDING PUT OPTIONS WRITTEN— (cont’d)
(62)	S&P 500, strike price $1,250, expires 02/16/08	$(20,460)
(77,000)	Sun Hung Kai Properties Ltd., strike price 151.80 HKD, expires 02/26/08	(87,441)
(3,800)	Syngenta AG, strike price 290.52 CHF, expires 02/14/08	(46,061)

	Total Outstanding Put Options Written (premium received $434,600)	(249,170)

	Total Outstanding Options Written (premium received $6,894,809)	(4,040,879)

Total investments net of outstanding options written—101.0%		$341,866,184
Liabilities in excess of other assets—(1.0)%		(3,514,769)

Net Assets—100.0%		$338,351,415

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.

[2]	Non-income producing security.

[3]	Security, or a portion of security, is on loan.

[4]	Represents current yield as of January 31, 2008.

[5]	Represents an investment in an affiliate.

[6]	Security purchased with the cash proceeds from securities loaned.

[7]	Rate shown is the yield to maturity as of the date of purchase.

[8]

Cost for federal income tax purposes is $329,169,928. The net unrealized appreciation on a tax basis is $16,737,135, consisting of $29,887,890 gross unrealized appreciation and $13,150,755 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

5

Item 2 – Controls and Procedures

2(a) –    The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Opportunities Equity Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Global Opportunities Equity Trust

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Global Opportunities Equity Trust

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Opportunities Equity Trust

Date: March 24, 2008